Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Shareholders' Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income [Member]	Deficit [Member]
Balance at Dec. 31, 2017	$ 1,810,336	$ 2,319,293	$ 44,037	$ 131,610	$ (684,604)
Net earnings (loss)	(294,270)				(294,270)
Other comprehensive income (loss)	30,404			30,404
Share options exercised	275	378	(103)
Redemption of non-management directors’ DSUs	1,800	2,609	(809)
Share based compensation expense	9,207		9,207
Balance at Dec. 31, 2018	1,557,752	2,322,280	52,332	162,014	(978,874)
Lease transition adjustment	2,800				2,800
Net earnings (loss)	6,618				6,618
Other comprehensive income (loss)	(27,759)			(27,759)
Share repurchase	(25,902)	(25,902)
Share based compensation expense	13,923		13,923
Balance at Dec. 31, 2019	$ 1,527,432	$ 2,296,378	$ 66,255	$ 134,255	$ (969,456)